Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Expected Future Service Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Expected Benefit Payments [Abstract]
2020	$ 356
2021	370
2022	412
2023	476
2024	495
Years 2025-2029	3,288
Pension Benefits [Member]
Expected Benefit Payments [Abstract]
2020	320
2021	333
2022	374
2023	451
2024	470
Years 2025-2029	3,170
Postretirement Benefits [Member]
Expected Benefit Payments [Abstract]
2020	36
2021	37
2022	38
2023	25
2024	25
Years 2025-2029	$ 118